UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 3/31/2011

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        05/10/2010

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    79
Form 13F Information Table Value Total:   166,374,000

List of Other Included Managers:
None

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
                                                     FORM 13F INFORMATION TABLE
SECURITY NAME         CLASS     CUSIP          VALUE    SHARES      DISCRETION OTHER   VOTING
                                             THOUSANDS                        MANAGERS AUTHORITY

Abbott Laboratories	COM	002824100	992	20,240.00000 SH	SOLE	N/A	SOLE
Applied Materials	COM	038222105	611	39,154.67911 SH	SOLE	N/A	SOLE
Arrow Electronics	COM	042735100	539	12,881.89831 SH	SOLE	N/A	SOLE
Assurant		COM	04621X108	415	10,791.91781 SH	SOLE	N/A	SOLE
AT&T			COM	001957109	892	29,158.22308 SH	SOLE	N/A	SOLE
Barclays Bank iPath ET	COM	06738C778	2,376	46,287.25027 SH	SOLE	N/A	SOLE
BBVA Banco Frances SA 	ORD	07329M100	473	43,207.43194 SH	SOLE	N/A	SOLE
CenterPoint Energy	COM	15189T107	535	30,521.16639 SH	SOLE	N/A	SOLE
CGI Group A		COM	39945C109	334	15,991.35732 SH	SOLE	N/A	SOLE
Cigna			COM	125509109	754	17,039.89480 SH	SOLE	N/A	SOLE
Cinemark Holdings, Inc	COM	17243V102	218	11,283.67850 SH	SOLE	N/A	SOLE
Coca-Cola Co.		COM	191216100	679	10,240.00000 SH	SOLE	N/A	SOLE
Community Health Syste	COM	203668108	443	11,101.33832 SH	SOLE	N/A	SOLE
CSG Systems Internatio	COM	126349109	372	18,682.40197 SH	SOLE	N/A	SOLE
Dell			COM	24702R101	201	13,880.95005 SH	SOLE	N/A	SOLE
Deluxe			COM	248019101	270	10,200.27164 SH	SOLE	N/A	SOLE
Dow Chemical		COM	260543103	633	16,780.11171 SH	SOLE	N/A	SOLE
DuPont De Nemours E.I.	COM	263534109	566	10,307.52853 SH	SOLE	N/A	SOLE
Endo Pharmaceutical Hl	COM	29264F205	691	18,114.38957 SH	SOLE	N/A	SOLE
Exxon Mobil Corp.	COM	30231G102	2,154	25,610.95739 SH	SOLE	N/A	SOLE
EZCorp			COM	302301106	452	14,405.61179 SH	SOLE	N/A	SOLE
Finish Line		COM	317923100	244	12,308.81375 SH	SOLE	N/A	SOLE
GameStop Corp.		COM	370442402	249	11,101.18699 SH	SOLE	N/A	SOLE
General Electric	COM	369604103	882	44,022.00000 SH	SOLE	N/A	SOLE
Harris			COM	413875105	631	12,725.57791 SH	SOLE	N/A	SOLE
Healthspring		COM	42224N101	1,222	32,718.04540 SH	SOLE	N/A	SOLE
Humana			COM	444859102	1,039	14,866.66075 SH	SOLE	N/A	SOLE
Intel			COM	458140100	384	19,055.49189 SH	SOLE	N/A	SOLE
iShares Barclays 1-3 Y	COM	464288646	1,542	14,773.81374 SH	SOLE	N/A	SOLE
iShares Barclays 1-3 Y	COM	464287457	2,908	34,726.07787 SH	SOLE	N/A	SOLE
iShares Barclays 10-20	COM	464288653	1,848	16,532.46045 SH	SOLE	N/A	SOLE
iShares Barclays 20 Ye	COM	464287432	5,862	63,629.08343 SH	SOLE	N/A	SOLE
iShares Barclays 3-7 Y	COM	464288661	1,802	15,785.27744 SH	SOLE	N/A	SOLE
iShares Barclays 7-10 	COM	464287440	4,572	49,159.99706 SH	SOLE	N/A	SOLE
iShares Barclays Aggre	COM	464287226	3,275	31,152.33342 SH	SOLE	N/A	SOLE
iShares Barclays Gover	COM	464288596	1,574	14,706.90282 SH	SOLE	N/A	SOLE
iShares Barclays MBS B	COM	464288588	4,822	45,781.41109 SH	SOLE	N/A	SOLE
iShares Barclays Short	COM	464288679	12,431	112,777.5060 SH	SOLE	N/A	SOLE
iShares Barclays TIPS 	COM	464287176	4,583	41,988.14619 SH	SOLE	N/A	SOLE
iShares Cohen & Steers	COM	464287564	3,009	42,913.78299 SH	SOLE	N/A	SOLE
iShares Dow Jones US E	COM	464287796	999	21,994.11458 SH	SOLE	N/A	SOLE
iShares iBoxx $ High Y	COM	464288513	2,760	30,022.48677 SH	SOLE	N/A	SOLE
iShares iBoxx$ Corp Bd	COM	464287242	7,977	73,726.51125 SH	SOLE	N/A	SOLE
iShares MSCI Australia	COM	464286103	1,124	42,252.21959 SH	SOLE	N/A	SOLE
iShares MSCI EAFE Grow	COM	464288885	5,331	85,660.56651 SH	SOLE	N/A	SOLE
iShares MSCI EAFE Smal	COM	464288273	3,745	86,415.58972 SH	SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287408	9,139	144,353.8330 SH	SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287606	7,927	71,843.86981 SH	SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287887	6,405	81,062.19486 SH	SOLE	N/A	SOLE
iShares Tr Msci Emerg 	COM	464287234	3,604	74,065.64620 SH	SOLE	N/A	SOLE
Lifepoint Hospitals	COM	53219L109	437	10,878.24210 SH	SOLE	N/A	SOLE
Magna International	COM	559222401	545	11,396.00191 SH	SOLE	N/A	SOLE
Meadowbrook Insurance 	COM	58319P108	566	54,758.54862 SH	SOLE	N/A	SOLE
Novellus Systems	COM	670008101	648	17,478.80307 SH	SOLE	N/A	SOLE
Partner Communications	COM	70211M109	359	18,896.10162 SH	SOLE	N/A	SOLE
SPDR Barclays Intl Tre	COM	78464A516	2,198	36,739.41890 SH	SOLE	N/A	SOLE
TE Connectivity Ltd.	COM	H8912P106	430	12,351.58302 SH	SOLE	N/A	SOLE
Telecom Argentina SA	COM	879273209	607	24,481.23089 SH	SOLE	N/A	SOLE
Teradyne		COM	880770102	572	32,142.02882 SH	SOLE	N/A	SOLE
Texas Instruments	COM	882508104	556	16,094.83689 SH	SOLE	N/A	SOLE
TICC Capital Corp.	COM	87244T109	264	24,345.82268 SH	SOLE	N/A	SOLE
UnitedHealth Group	COM	91324P102	551	12,194.77992 SH	SOLE	N/A	SOLE
Unitrin			COM	913283107	419	13,577.90243 SH	SOLE	N/A	SOLE
USA Mobility		COM	90341G103	325	22,484.17260 SH	SOLE	N/A	SOLE
Vanguard Emerging Mark	COM	922042858	1,870	38,210.93896 SH	SOLE	N/A	SOLE
Vanguard Intl Equity I	COM	922042775	8,342	169,142.1925 SH	SOLE	N/A	SOLE
Vanguard Large Cap ETF	COM	922908637	3,244	53,393.57007 SH	SOLE	N/A	SOLE
Vanguard Mega Cap 300 	COM	921910816	2,118	43,076.55811 SH	SOLE	N/A	SOLE
Vanguard Mega Cap 300 	COM	921910840	1,874	45,559.21260 SH	SOLE	N/A	SOLE
Vanguard Mid-Cap Growt	COM	922908538	3,258	48,111.41969 SH	SOLE	N/A	SOLE
Vanguard Mid-Cap Value	COM	922908512	2,881	50,536.95540 SH	SOLE	N/A	SOLE
Vanguard REIT Index ET	COM	922908553	1,815	31,050.48208 SH	SOLE	N/A	SOLE
Vanguard Small Cap Gro	COM	922908595	6,038	69,974.07566 SH	SOLE	N/A	SOLE
Vanguard Small Cap Val	COM	922908611	6,549	91,668.67481 SH	SOLE	N/A	SOLE
Vanguard Total Stock M	COM	922908769	973	14,162.10537 SH	SOLE	N/A	SOLE
Vishay Intertechnology	COM	928298108	488	27,564.03475 SH	SOLE	N/A	SOLE
Wal-Mart Stores		COM	931142103	626	12,028.00000 SH	SOLE	N/A	SOLE
Willis Group Holdings	COM	G96666105	458	11,363.64328 SH	SOLE	N/A	SOLE
World Acceptance	COM	981419104	873	13,392.82780 SH	SOLE	N/A	SOLE
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